Intangible assets - Summary of Intangible Assets (Details) $ in Millions	6 Months Ended
Jun. 30, 2025 USD ($)
Intangible Asset Other than Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 547
Disposals	(114)
Additions	41
Effects of movements in exchange rates	49
Ending balance	523
Intangible Asset Other than Goodwill | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(275)
Amortization charge for the period	29
Disposals	108
Intangible assets	58
Effects of movements in exchange rates	23
Ending balance	(277)
Intangible Asset Other than Goodwill | Net Book Value
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	272
Ending balance	246
Intangible Asset Other than Goodwill | Customer databases | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	35
Disposals	(1)
Additions	0
Effects of movements in exchange rates	4
Ending balance	38
Intangible Asset Other than Goodwill | Customer databases | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(33)
Amortization charge for the period	1
Disposals	1
Intangible assets	0
Effects of movements in exchange rates	4
Ending balance	(37)
Intangible Asset Other than Goodwill | Customer databases | Net Book Value
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2
Ending balance	1
Intangible Asset Other than Goodwill | Brands | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	79
Disposals	0
Additions	0
Effects of movements in exchange rates	10
Ending balance	89
Intangible Asset Other than Goodwill | Brands | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(42)
Amortization charge for the period	4
Disposals	0
Intangible assets	0
Effects of movements in exchange rates	6
Ending balance	(52)
Intangible Asset Other than Goodwill | Brands | Net Book Value
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	37
Ending balance	37
Intangible Asset Other than Goodwill | Licenses and intellectual property | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	28
Disposals	0
Additions	0
Effects of movements in exchange rates	0
Ending balance	28
Intangible Asset Other than Goodwill | Licenses and intellectual property | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(7)
Amortization charge for the period	2
Disposals	0
Intangible assets	17
Effects of movements in exchange rates	0
Ending balance	(26)
Intangible Asset Other than Goodwill | Licenses and intellectual property | Net Book Value
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	21
Ending balance	2
Intangible Asset Other than Goodwill | Exclusive license rights | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	57
Disposals	(62)
Additions	0
Effects of movements in exchange rates	5
Ending balance	0
Intangible Asset Other than Goodwill | Exclusive license rights | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(57)
Amortization charge for the period	0
Disposals	62
Intangible assets	0
Effects of movements in exchange rates	5
Ending balance	0
Intangible Asset Other than Goodwill | Exclusive license rights | Net Book Value
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0
Ending balance	0
Intangible Asset Other than Goodwill | Marketing and data analytics know-how | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	51
Disposals	(41)
Additions	0
Effects of movements in exchange rates	4
Ending balance	14
Intangible Asset Other than Goodwill | Marketing and data analytics know-how | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(43)
Amortization charge for the period	3
Disposals	40
Intangible assets	0
Effects of movements in exchange rates	3
Ending balance	(9)
Intangible Asset Other than Goodwill | Marketing and data analytics know-how | Net Book Value
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	8
Ending balance	5
Intangible Asset Other than Goodwill | Acquired technology | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	10
Disposals	(1)
Additions	0
Effects of movements in exchange rates	0
Ending balance	9
Intangible Asset Other than Goodwill | Acquired technology | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(4)
Amortization charge for the period	0
Disposals	1
Intangible assets	5
Effects of movements in exchange rates	0
Ending balance	(8)
Intangible Asset Other than Goodwill | Acquired technology | Net Book Value
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	6
Ending balance	1
Intangible Asset Other than Goodwill | Internally-generated software development costs | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	146
Disposals	(9)
Additions	41
Effects of movements in exchange rates	18
Ending balance	196
Intangible Asset Other than Goodwill | Internally-generated software development costs | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(43)
Amortization charge for the period	19
Disposals	4
Intangible assets	18
Effects of movements in exchange rates	5
Ending balance	(81)
Intangible Asset Other than Goodwill | Internally-generated software development costs | Net Book Value
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	103
Ending balance	115
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	141
Disposals	0
Additions	0
Effects of movements in exchange rates	8
Ending balance	149
Goodwill | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(46)
Amortization charge for the period	0
Disposals	0
Intangible assets	18
Effects of movements in exchange rates	0
Ending balance	(64)
Goodwill | Net Book Value
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	95
Ending balance	$ 85